Interim Statement Presentation	9 Months Ended
Sep. 30, 2023
VASO CORPORATION [Member]
Interim Statement Presentation [Line Items]
INTERIM STATEMENT PRESENTATION

NOTE B — INTERIM STATEMENT PRESENTATION

Basis of Presentation and Use of Estimates

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. Certain information and disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC on March 31, 2023.

These unaudited condensed consolidated financial statements include the accounts of the companies over which we exercise control. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of interim results for the Company. The results of operations for any interim period are not necessarily indicative of results to be expected for any other interim period or the full year.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the condensed consolidated financial statements, the disclosure of contingent assets and liabilities in the unaudited condensed consolidated financial statements and the accompanying notes, and the reported amounts of revenues, expenses and cash flows during the periods presented. Actual amounts and results could differ from those estimates. The estimates and assumptions the Company makes are based on historical factors, current circumstances and the experience and judgment of the Company’s management. The Company evaluates its estimates and assumptions on an ongoing basis.

Correction of Prior Period Financial Statements

We record commission revenue for certain products in our professional sales service segment based on GEHC’s reporting and payment of such commissions to us. In late August 2023, GEHC informed the Company that its calculations for such products were partially inaccurate and had remitted excess commissions. The Company has taken immediate steps to implement additional internal control procedures whereby GEHC will provide additional information sufficient to assess the accuracy of such commission payments going forward. We assessed the materiality of this misstatement on prior periods’ financial statements in accordance with SEC Staff Accounting

Bulletin (“SAB”) Topic 1.M, Materiality, codified in Accounting Standards Codification (“ASC”) Topic 250, Accounting Changes and Error Corrections, (“ASC 250”) and concluded that the misstatements were not material to the prior annual or interim periods.

Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), we have increased the accumulated deficit at January 1, 2022 by $229,000 to reflect $287,000 lower commission revenue and $58,000 lower commission expense, and corrected the accompanying Condensed Consolidated Balance Sheets as of December 31, 2022 and the Condensed Consolidated Statements of Operations and Comprehensive Income, Cash Flows, and Changes in Stockholders’ Equity for the three and nine months ended September 30, 2022 and 2023, and the related notes to revise for those misstatements that impacted such periods.

The following are selected line items from the Company’s Condensed Consolidated Financial Statements illustrating the effect of these corrections:

	Condensed Consolidated Balance Sheet
	As of December 31, 2022
(in thousands)	As Reported	Adjustment	As Revised
Accounts and other receivables	$15,524	$(1,010)	$14,514
Accrued commissions	$3,720	$(202)	$3,518
Accumulated deficit	$(39,029)	$(808)	$(39,837)

	Condensed Consolidated Statement of Cash Flows
	Nine months ended September 30, 2022
(in thousands)	As Reported	Adjustment	As Revised
Net income	$3,649	$(381)	$3,268
Accounts and other receivables	$6,502	$476	$6,978
Accrued commissions	$(560)	$(95)	$(655)
(in thousands, except per share data)	Condensed Consolidated Statement of Operations and Comprehensive Income
	Three months ended September 30, 2022			Nine months ended September 30, 2022
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Revenues
Professional sales services	$9,439	$(202)	$9,237	$24,900	$(476)	$24,424

Cost of revenues
Cost of professional sales services	$1,570	$(40)	$1,530	$4,545	$(95)	$4,450

Gross Profit – professional sales services segment	$7,869	$(162)	$7,707	$20,355	$(381)	$19,974

Operating income	$2,428	$(162)	$2,266	$3,635	$(381)	$3,254
Net income	$2,498	$(162)	$2,336	$3,649	$(381)	$3,268
Comprehensive income/(loss)	$2,264	$(162)	$2,102	$3,199	$(381)	$2,818

Income/(loss) per common share
– basic and diluted	$0.01	$(0.00)	$0.01	$0.02	$(0.00)	$0.02
	Condensed Consolidated Statement of Changes in Stockholders’ Equity
	Accumulated Deficit			Total Stockholders’ Equity
(in thousands)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Balance at January 1, 2022	$(50,902)	$(229)	$(51,131)	$11,310	$(229)	$11,081

Net loss	$(344)	$(59)	$(403)	$(344)	$(59)	$(403)

Balance at March 31, 2022	$(51,246)	$(288)	$(51,534)	$10,972	$(288)	$10,684

Net income	$1,495	$(160)	$1,335	$1,495	$(160)	$1,335

Balance at June 30, 2022	$(49,751)	$(448)	$(50,199)	$12,258	$(448)	$11,810

Net income	$2,498	$(162)	$2,336	$2,498	$(162)	$2,336

Balance at September 30, 2022	$(47,253)	$(610)	$(47,863)	$14,531	$(610)	$13,921

Balance at January 1, 2023	$(39,029)	$(808)	$(39,837)	$22,875	$(808)	$22,067